FINANCIAL RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
Jan. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Undiscounted lease liabilities	$ 17,519,767
Percentage of change in exchange rate	1.00%
Comprehensive loss due to change in exchange rate	$ 217,000